Consolidated income statement of Aegon Ltd. - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Insurance revenue	€ 9,097	€ 9,841	€ 10,386
Insurance service expenses	(9,423)	(9,790)	(10,226)
Net income / (expenses) on reinsurance held	836	325	182
Insurance service result	511	376	342
Interest revenue on financial instruments calculated using the effective interest method	2,683	2,720	2,738
Net reinsurance finance income / (expenses) on reinsurance held	564	611	699
Insurance net investment result	1,214	697	415
Interest revenue on financial instruments calculated using the effective interest method	636	605	599
Other investment income	825	729	550
Results from financial transactions	10,065	7,634	6,929
Investment contract income / (expenses)	(11,372)	(8,781)	(7,851)
Other net investment result	331	294	238
Total net investment result	438	139	(139)
Fees and commission income	2,390	2,378	2,163
Other operating expenses	(2,928)	(2,961)	(3,000)
Other income / (charges)	130	145	(57)
Other result	(408)	(438)	(894)
Result before share in profit / (loss) of joint ventures, associates and tax	541	77	(691)
Result before tax from continuing operations	1,045	660	(391)
Income tax (expense) / benefit	(65)	16	209
Net result from continuing and discontinued operations	980	676	(199)
Net income/ (loss) attributes to:
Owners of Aegon Ltd.	977	688	(179)
Non-controlling interests	3	(12)	(20)
Share in profit / (loss) of joint ventures	303	238	196
Share in profit / (loss) of associates	200	345	103
Net result from continuing operations	980	676	(182)
Net result from discontinued operations	€ 0	€ 0	€ (17)
Earnings per share (EUR per share) from continuing and discontinued operations
Basic earnings per common share	€ 0.59	€ 0.37	€ (0.12)
Diluted earnings per common share	0.59	0.37	(0.12)
Basic earnings per common share from continuing operations	0.59	0.37	(0.11)
Diluted earnings per common share from continuing operations	0.59	0.37	(0.11)
Earnings per share (EUR per share) from continuing and discontinued operations
Basic earnings per common share B	0.01	0.01	0
Diluted earnings per common share B	0.01	0.01	0
Basic earnings per common share B from continuing operations	0.01	0.01	0
Diluted earnings per common share B from continuing operations	€ 0.01	€ 0.01	€ 0
Insurance Net Investment Result [Member]
Statement [LineItems]
Interest income from instruments measured at FVPL	€ 615	€ 637	€ 737
Other investment income	1,198	1,340	1,283
Results from financial transactions	15,632	11,593	12,302
Impairment (losses) / reversals	(46)	(190)	(86)
Insurance finance income / (expenses)	(20,227)	(16,506)	(17,650)
Net reinsurance finance income / (expenses) on reinsurance held	564	611	699
Interest expenses	(135)	(171)	(218)
Insurance net investment result	285	34	(196)
Other Net Investment Result [Member]
Statement [LineItems]
Interest revenue on financial instruments calculated using the effective interest method	636	605	599
Interest income from instruments measured at FVPL	217	186	89
Other investment income	825	729	550
Results from financial transactions	10,065	7,634	6,929
Impairment (losses) / reversals	(22)	(47)	(33)
Investment contract income / (expenses)	(11,372)	(8,781)	(7,851)
Interest expenses	(18)	(32)	(45)
Other net investment result	331	294	238
Financing Net Investment Result [Member]
Statement [LineItems]
Interest charges	(178)	(190)	(182)
Financing net investment result	(178)	(190)	(182)
Aegon Ltd. [member]
Statement [LineItems]
Results from financial transactions	42	1
Investment income	46	86
Total revenues	46	86
Total income	88	87
Commissions and expenses	209	95
Interest charges and related fees	96	129
Total charges	305	224
Result before tax from continuing operations	(217)	(137)	(133)
Income tax (expense) / benefit	10	19
Net result from continuing and discontinued operations	(207)	(118)
Net result group companies	1,184	806
Net income/ (loss) attributes to:
Owners of Aegon Ltd.	€ 977	€ 688	€ (179)